Interest Income - Summary of Interest Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Interest income
For cash and bank deposits	$ 16,134,726	$ 14,911,339		$ 2,713,337
For government securities	802,788,690	2,118,948,025		1,417,021,312
For private securities	2,522,442	3,016,226		1,308,796
For loans and other financing
Non financial public sector	13,357,942	41,659,745		10,266,622
Financial public sector	7,831,903	7,146,854		3,634,201
Non-financial private sector
Overdrafts	304,066,024	380,497,484		172,242,733
Documents	221,498,786	341,550,529		173,487,689
Mortgage loans	357,554,176	317,514,110		255,085,382
Pledge loans	16,303,760	21,575,511		20,183,355
Personal loans	542,273,917	532,001,990		606,076,824
Credit cards	290,079,302	433,483,007		276,046,996
Financial leases	14,322,896	7,501,441		2,337,381
Other	337,225,449	387,163,043		182,617,473
For repo transactions
Central Bank of Argentina	294,479,638	427,260,740		85,687,782
Other financial institutions	3,204,524	1,556,014		4,400,972
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	3,223,644,175	5,035,786,058		3,213,110,855
Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI
Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI From debt government securities	301,590,825	291,436,878		940,216,399
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	301,590,825	291,436,878		940,216,399
Total	$ 3,525,235,000	$ 5,327,222,936	[1]	$ 4,153,327,254

[1]	See Note 3.